Consolidated Statements of Financial Position (Details) - Schedule of other assets - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Non-current other assets
Prepaid expense	€ 308,066	€ 336,566
Total	308,066	336,566
Current other assets
Prepayments on R&D projects	9,776,505	10,649,174
Prepaid expense	1,841,935	334,284
Employee benefits	2,552,071
Total	14,170,511	10,983,458
Total other assets	€ 14,478,577	€ 11,320,024